Reverse Take-over and Related Transactions - Schedule of Consideration Paid and Assets Acquired (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 27, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
33,282,236 common shares deemed issued to the Company's existing shareholders	$ 21,737
2,425,000 share options deemed issued to the Company's existing optionholders	1,108
Transaction costs	1,102
Total consideration transferred in relation to asset acquisition	23,947
Net assets	455
Listing expenses	23,492	$ 23,492		$ 0
Average expected life of share options		3 years 10 months 24 days
Bonikro Gold Stream
Disclosure of classes of share capital [line items]
Transaction costs	0
Total consideration transferred in relation to asset acquisition	38,160
Yamana Portfolio
Disclosure of classes of share capital [line items]
Transaction costs	177
Total consideration transferred in relation to asset acquisition	$ 57,963
Share Options
Disclosure of classes of share capital [line items]
Share options deemed issued (in shares) | shares	2,425,000
Average expected life of share options	4 years 2 months 12 days
Fair value of share options (in dollars per share) | $ / shares	$ 0.46
Weighted average | Risk Free Interest Rate, Measurement Input | Option pricing model | Share Options
Disclosure of classes of share capital [line items]
Significant unobservable input, entity's own equity instruments	0.004
Weighted average | Average Projected Volatility, Measurement Input | Option pricing model | Share Options
Disclosure of classes of share capital [line items]
Significant unobservable input, entity's own equity instruments	0.41
Weighted average | Dividend Yield, Measurement Input | Option pricing model | Share Options
Disclosure of classes of share capital [line items]
Significant unobservable input, entity's own equity instruments	0.022
Common shares
Disclosure of classes of share capital [line items]
Common shares deemed issued (in shares) | shares	33,282,236
Number of shares outstanding | shares	33,282,236	565,429,124	[1]	327,717,520	[1]

[1]	The shares issued to the parent upon the Reverse Take-over are deemed to have been issued and outstanding since January 1, 2019 for purposes of these consolidated financial statements.